Employee benefit expenses (Schedule of Key Management Personnel Compensation) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of defined benefit plans [line items]
Salary and management fees | ₪	₪ 5,039		₪ 5,013	₪ 6,158
Bonus | ₪	4,840		5,434	3,520
Directors remuneration | ₪	345		403	550
Key management personnel compensation | ₪	₪ 10,224		₪ 10,850	₪ 10,228
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Salary and management fees | $		$ 1,620
Bonus | $		1,556
Directors remuneration | $		111
Key management personnel compensation | $		$ 3,287